[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


January 24, 2012


VIA EDGAR


Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

         Re: Van Kampen Unit Trusts, Series 1194 (the "Trust") Amendment No. 2 to the Registration Statement on Form S-6 File No. 333-178591

Ladies and Gentlemen:

   In connection with the comments of the staff of the Securities and Exchange Commission (the "Commission") regarding the Trust's Pre-Effective Amendment No. 1 to the registration statement on Form S-6, filed with the Commission on January 11, 2012, and Amendment No. 2 to be filed on even date herewith (collectively, the "Registration Statement"), and in light of the Trust's request for acceleration of the effective date of the Registration Statement, we acknowledge that:

     1. The Trust is responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

     2. Staff comments or changes to disclosure in response to staff comments in the Registration Statement reviewed by the staff do not foreclose the Commission from taking any action with respect to the Registration Statement; and

     3. The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

VAN KAMPEN UNIT TRUSTS, SERIES 1194

By:      Van Kampen Funds Inc., Depositor

         By: /s/ JOHN F. TIERNEY
             -------------------
             John F. Tierney
             Vice President